CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues
Product sales (includes excise tax of $185,767 in 2013)	$ 10,498,726	$ 7,241,392
License fees	167,657	3,154,722
Royalties	703,744	168,106
Other revenue	201,311	0
Total revenues	11,571,438	10,564,220
Cost of revenues
Cost of sales	8,363,902	3,898,162
Cost of royalties	89,290	16,380
Total cost of revenues	8,453,192	3,914,542
Gross profit	3,118,246	6,649,678
Operating expenses
Salaries and wages	7,319,407	7,106,906
Consulting expenses	2,148,983	2,275,905
Professional fees	1,156,868	1,189,734
Research, development, trials and studies	3,798,398	3,386,439
General and administrative expenses	6,789,660	5,585,419
Total operating expenses	21,213,316	19,544,403
Loss from operations	(18,095,070)	(12,894,725)
Other income (expense)
Interest, net	(1,680,023)	(1,041,533)
Change in fair value of derivative liabilities	(470,052)	492,311
Change in fair value of contingent consideration	0	(4,334,932)
Inducement expense	0	(1,513,371)
Settlement of contingency	0	(471,250)
Other	15,374	(16,558)
Total other income (expenses)	(2,134,701)	(6,885,333)
Loss before provision for income taxes	(20,229,771)	(19,780,058)
Income tax provision	18,589	18,000
Net loss	(20,248,360)	(19,798,058)
Preferred dividends:
Net loss to common stockholders	(20,248,360)	(19,811,620)
Loss per common share - Basic and diluted (in dollars per share)	$ (0.20)	$ (0.24)
Weighted average shares outstanding - Basic and diluted (in shares)	103,620,046	81,859,343
Series D preferred stock [Member]
Other income (expense)
Net loss	0	0
Preferred dividends:
Preferred stock	$ 0	$ 13,562